Equinox Funds Trust

Equinox Absolute Return Plus Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for Equinox Absolute Return Plus Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 11, 2012 (SEC Accession No. 0000910472-12-002776).